20. Provisions for legal proceedings (Tables)	12 Months Ended
Dec. 31, 2020
Provisions Forlegal Proceedings Abstract
Summary of Provisions for Legal Proceedings

Provisions for legal proceedings are set out as follows:

Current and Non-current liabilities	12.31.2020	12.31.2019
Labor claims	706	895
Tax claims	488	463
Civil claims	713	1,523
Environmental claims	292	232
Total	2,199	3,113

Summary of Reconciliation of Provisions for Legal Proceedings
	2020	2019
Opening Balance	3,113	7,405
Additions, net of reversals	464	1,290
Use of provision	(744)	(5,332)
Accruals and charges	28	233
Transfer to assets held for sale	-	(289)
Others	20	22
Cumulative translation adjustment	(682)	(216)
Closing Balance	2,199	3,113

Summary of Judicial Deposits with Legal Proceedings

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

Non-current assets	12.31.2020	12.31.2019
Tax	5,154	5,926
Labor	831	1,056
Civil	1,095	1,082
Environmental	113	160
Others	88	12
Total	7,281	8,236

Summary of Reconciliation of Judicial Deposits with Legal Proceedings
	2020	2019
Opening Balance	8,236	6,711
Additions	937	2,021
Use	(86)	(187)
Accruals and charges	90	329
Transfer to assets held for sale	-	(313)
Others	(4)	(1)
Cumulative translation adjustment	(1,892)	(324)
Closing Balance	7,281	8,236

Summary of Contingent Liabilities

As of December 31, 2020, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	12.31.2020	12.31.2019
Tax	24,511	32,376
Labor	8,179	9,734
Civil - General	4,621	5,977
Civil - Environmental	1,465	1,576
Total	38,776	49,663

Summary of Nature of Contingent Liabilities

The tables below detail the main causes of tax, civil, environmental and labor nature, whose expectations of losses are classified as possible.

		Estimate
Description of tax matters	12.31.2020	12.31.2019
Plaintiff: Secretariat of the Federal Revenue of Brazil
1) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understands there is a possible likelihood of loss, since there are legal predictions in line with the position of the Company.

	9,532	11,632
2) Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.	4,106	5,224
3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Current status: This claim involves lawsuits in different administrative and judicial stages. The company obtained a final decision at CARF, canceling part of the debts.	781	1,019
4) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting defense judgment and appeals at the administrative and judicial levels.	812	992
5) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Current status: This claim involves lawsuits in different judicial stages.	454	579
6) Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.
Current status: The claim involves lawsuits in different administrative and judicial stages.	468	536
Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória
7) Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their "respective coastal waters".
Current status: This claim involves lawsuits in different administrative and judicial stages.	1,056	1,250
Plaintiff: States of SP, RJ, BA, PA, AL, MA, PB and SE Finance Departments
8) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves several tax notices from the states which are in different administrative and judicial stages. The reduction primarily relate to VAT tax amnesty programs in RJ.	384	1,191
Plaintiff: States of RJ, AL and BA Finance Departments
9) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Current status: This claim involves lawsuits in different administrative and judicial stages.	788	1,098
Plaintiff: States of RJ, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments
10) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages.	818	1,058
Plaintiff: States of RJ, BA, PE, SE and AM Finance Departments
11) The plaintiff alleges that the transfers between branches, especially in RJ, without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.
Current status: This claim involves lawsuits in different administrative and judicial stages.	812	989
Plaintiff: States of SP, SC and RS Finance Departments
12) Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas, instead of MS state.
Current status: This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court. In the judgment of a lawsuit filed by the State of MS against the States of SP, SC and RS in the STF, the State of MS was considered the legitimate creditor of the tax. After the Supreme Court decision, the expectation was changed to remote loss. This decision has not yet become final, and an appeal period is in progress for the States of SP, SC and RS.	-	640
Plaintiff: States of RJ and PR Finance Departments
13) Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2020, the federal and state laws of RJ recognized the remission/amnesty on these debts. As a result, the loss expectation is deemed remote in RJ's lawsuits.	21	634
Plaintiff: States of GO, RJ, PA, BA, SE, AL, SP and PR Finance Departments
14) Appropriation of ICMS credit on the acquisition of goods (products in general) that, in the understanding of the inspection, would fit into the concept of material for use and consumption, being the tax credit undue.
Current status: This claim involves lawsuits in different administrative and judicial stages.	517	602
Plaintiff: States of PR, AM, BA, PA, PE, SP and AL Finance Departments
15) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits in different administrative and judicial stages.	392	571
Plaintiff: State of SP Finance Department
16) Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.
Current status: This claim involves lawsuits in different administrative and judicial stages.	416	565
Plaintiff: States of RJ, SP, BA, PE, RS, PR and SE Finance Departments
17) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different judicial stages. Exposure reduction due to the loss expectation revision on this matter.	331	562
Plaintiff: States of RJ, SP, BA, AL, PB and AM Finance Departments
18) Misappropriation of VAT tax credit (ICMS) on the acquisitions of drills and chemicals used in the formulation of drilling fluid, per the tax authorities.
Current status: This claim involves lawsuits in different administrative and judicial stages.	418	511
Plaintiff: Secretariat of the Federal Revenue of Brazil
19) Income taxes (IRPJ and CSLL) - Amortization of goodwill on the acquisition of equity interests.
Current status: This claim involves lawsuits in different administrative and judicial stages.	326	228
20) Other tax matters	2,079	2,495
Total for tax matters	24,511	32,376
		Estimate
Description of labor matters	12.31.2020	12.31.2019
Plaintiff: Employees and Sindipetro Union of ES, RJ, BA, MG, SP, PE, PB, RN, CE, PI, PR and SC.
1) Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Current status: The Superior Labor Court (Tribunal Superior do Trabalho - TST) denied the special appeal filed by the Company. Petrobras filed a appeal, which is currently pending judgment by the Federal Supreme Court. On July 26, 2018, the president minister of the Federal Supreme Court (Supremo Tribunal Federal - STF) granted Petrobras' request to prevent the effects of the judgment of the TST, determining the suspension of individual and class actions on this subject, pending the deliberation on this matter in the Supreme Court or further deliberation of the rapporteur minister assigned to this case. On August 13, 2018, the selected Rapporteur confirmed the decision of the president minister and extended its effects to the ongoing actions on the matter, suspending all cases relating to this subject.	6,679	7,732
2) Other labor matters	1,500	2,002
Total for labor matters	8,179	9,734
		Estimate
Description of civil matters	12.31.2020	12.31.2019
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP
1) Administrative and legal proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields.
Current status: The claims involve lawsuits in different administrative and judicial stages.	927	892
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP and other agencies
2) Administrative and legal proceedings about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation. It also includes fines imposed by other agencies.
Current status: The claims involve lawsuits in different administrative and judicial stages.	392	627
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP and other agencies
3) Proceedings challenging an ANP order requiring Petrobras to unite Tupi and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:

a) Tupi and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd Quarter of 2019. Arbitration remains suspended by court decision;

b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.

c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing.

	471	391
Plaintiff: EIG Management Company in USA
4) Lawsuit in the USA regarding Sete Brasil.
Current status: The lawsuit brought by EIG and its affiliates alleges that the Company has committed fraud by inducing the claimants to invest in "Sete" through communications that would have omitted an alleged corruption scheme involving Petrobras and "Sete". During the year 2020, the case continued at the stage of producing evidence in the lower court. The next procedural phases are expected to be scheduled, including the final merit hearing. Decrease in value mainly due to the closure in 2020 of several arbitrations in Brazil relating to the Sete Brasil matter.	53	1,024
Plaintiff: Agência Estadual de Regulação de Serviços Públicos de Energia, Transportes e Comunicações da Bahia (AGERBA) and State Gas Companies
5) Public Civil Action (ACP) to discuss the alleged illegality of the gas supply made by the company to its Nitrogenated Fertilizer Production Unit (FAFEN / BA).
Current status: The lawsuit is at the Bahia Court of Justice awaiting judgment of an appeal filed by the company.	308	299
6) Other civil matters	2,469	2,744
Total for civil matters	4,620	5,977
		Estimate
Description of environmental matters	12.31.2020	12.31.2019
Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR - Associação de Defesa do Meio Ambiente de Araucária, IAP - Instituto Ambiental do Paraná and IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.
1) Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.
Current status: The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal. The appeals were parttially granted.	425	470
2) Other environmental matters	1,040	1,106
Total for environmental matters	1,465	1,576